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MetLife Investors Insurance Company of California
22 Corporate Plaza Drive
Newport Beach, CA  92660


                                  May 17, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.   20549

         Re: MetLife Investors Insurance Company of California and MetLife Investors Variable Annuity Account Five
              File No. 333-54016 (Class VA)
              Rule 497(j) Certification

Commissioners:

     On behalf of MetLife Investors Insurance Company of California (the "Company") and MetLife Investors Variable Annuity Account Five (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus, dated May 1, 2004 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus contained in Post-Effective Amendment No. 7 for the Account filed electronically with the Commission on May 12, 2004.

     If you have any questions, please contact me at (617) 578-3514.

                                             Sincerely,


                                             Michele H. Abate
                                             Senior Counsel
                                             Metropolitan Life Insurance Company